united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22599

American Real Estate Income Fund

(Exact name of registrant as specified in charter)

405 Park Avenue, 14th Floor, New York, New York 10022

(Address of principal executive offices) (Zip code)

Edward M. Weil, Jr., President, Treasurer, Trustee and Chairman of the Board

405 Park Avenue, 14th Floor, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-415-6500

Date of fiscal year end: 3/31

Date of reporting period: 9/30/15

Item 1. Report to Shareholders.

AMERICAN REAL
ESTATE INCOME FUND

Semi-Annual Report

September 30, 2015

www.arcincomefunds.com

1-866-271-9244

Distributed by Realty Capital Securities, LLC, member FINRA/SIPC.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Dear Shareholders:

We would like to take this opportunity to thank you for the confidence and trust that you’ve placed with us. As a firm, we are committed to meeting the objectives of the funds and offer best-in-class investments employing experienced, active management to help meet the needs of our investors. Again, thank you for your investment.

American Real Estate Income Fund
Portfolio Review (Unaudited)
September 30, 2015

The Fund’s performance figures for the period ended September 30, 2015, compared to its benchmark:

	Six Months	Since Inception[1]
American Real Estate Income Fund	(3.86)%	6.67%
American Real Estate Income Fund with load*	(9.65)%	0.25%
FTSE/NAREIT All Equity REITs Index[2]	(8.24)%	7.24%

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. The Fund’s total annual operating expense is 29.89% per the prospectus dated August 1, 2015. The total annual operating expense ratio for the Fund after fee waivers and expense reimbursement, including the cost of underlying funds, is 2.74%, as stated in the prospectus dated August 1, 2015. The current fee waiver and reimbursement arrangements will remain in effect through at least June 10, 2016. Without these fee waivers and reimbursements, the performance quoted above would be lower.

*	American Real Estate Income Fund with load total return is calculated using the maximum sales charge of 6.00%.

[1]	Inception of the Fund is May 5, 2014; the commencement of operations and start of performance is October 1, 2014.

[2]	The FTSE/NAREIT All Equity REITs Index is a market capitalization weighted return index of all U.S. REITs that exceed minimum liquidity criteria concerning market cap, shares outstanding, trading volume and per share market price. Investors cannot invest directly in an index or benchmark.

Holdings by Type of Investment	% of Net Assets
Public Non-Traded Real Estate Investment Trusts	49.1%
REITS - Mortgage	13.3%
REITS - Apartments	7.4%
REITS - Office Property	5.0%
REITS - Warehouse/Industrial	7.7%
Public Non-Traded Business Development Company	4.1%
REITS - Regional Malls	3.2%
REITS - Hotels	2.6%
REITS - Manufactured Homes	1.8%
REITS - Shopping Centers	1.0%
Other Industries	1.4%
Other/Cash & Equivalents	3.4%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for detailed analysis of the Fund’s Holdings.

American Real Estate Income Fund
Schedule of Investments (Unaudited)
September 30, 2015

Shares		Value
	COMMON STOCK - 43.4%
	REITS - APARTMENTS - 7.4%
1,877	Equity Residential	$141,000
582	Essex Property Trust, Inc.	130,031
4,000	UDR, Inc.	137,920
		408,951
	REITS - HEALTH CARE - 0.9%
2,000	Healthcare Realty Trust, Inc.	49,700

	REITS - HOTELS - 2.6%
2,300	Chesapeake Lodging Trust	59,938
3,200	RLJ Lodging Trust	80,864
		140,802
	REITS - MANUFACTURED HOMES - 1.8%
1,700	Equity LifeStyle Properties, Inc.	99,569

	REITS - MORTGAGE - 13.3%
15,300	Apollo Commercial Real Estate Finance, Inc.	240,363
3,300	Blackstone Mortgage Trust, Inc.	90,552
3,300	Jernigan Capital, Inc.	57,618
9,500	NorthStar Realty Finance Corp.	117,325
11,100	Starwood Property Trust, Inc.	227,772
		733,630
	REITS - OFFICE PROPERTY - 5.0%
1,175	Alexandria Real Estate Equities, Inc.	99,487
1,470	Boston Properties, Inc.	174,048
		273,535
	REITS - REGIONAL MALLS - 3.2%
950	Simon Property Group, Inc.	174,534

	REITS - SHOPPING CENTERS - 1.0%
2,310	Equity One, Inc.	56,225

	REITS - STORAGE - 0.6%
1,120	CubeSmart	30,475

	REITS - WAREHOUSE/INDUSTRIAL - 7.7%
3,450	DCT Industrial Trust, Inc.	116,127
10,200	Duke Realty Corp.	194,310
3,600	Liberty Property Trust	113,436
		423,873

	TOTAL COMMON STOCK (Cost - $2,499,424)	2,391,294

	PUBLIC NON-TRADED BUSINESS DEVELOPMENT COMPANY - 4.1%
21,401	Business Development Corp. of America + # *	223,000
	TOTAL PUBLIC NON-TRADED BUSINESS DEVELOPMENT COMPANY (Cost - $223,000)

See accompanying notes to financial statements.

American Real Estate Income Fund
Schedule of Investments (Unaudited) (Continued)
September 30, 2015

Shares		Value
	PUBLIC NON-TRADED REAL ESTATE INVESTMENT TRUSTS - 49.1%
13,910	ARC Global Trust II + # *	$323,400
12,787	ARC Hospitality Trust, Inc. + # *	297,300
5,785	American Realty Capital NYCREIT, Inc. + # *	134,500
9,806	ARC Realty Finance Trust, Inc. + # *	228,000
35,173	Carter Validus MC REIT II Class A + #	327,112
18,645	Cole Office & Industrial REIT, Inc. + #	173,400
21,683	KBS REIT III, Inc. + #	202,065
27,312	NorthStar Health Care Income, Inc. + #	254,000
35,161	NorthSTar Real Estate Income II, Inc. + #	327,000
16,789	Steadfast Apartment REIT + #	234,200
22,366	Strategic Storage Trust II, Inc. + #	208,000
	TOTAL PUBLIC NON-TRADED REAL ESTATE INVESTMENT TRUSTS (Cost - $2,613,195)	2,708,977

	SHORT-TERM INVESTMENTS - 1.3%
98,209	BlackRock Liquidity Funds T-Fund Portfolio, 0.01% ^	98,209
96,882	Dreyfus Cash Management, Institutional Class, 0.06% ^	96,882
	TOTAL SHORT-TERM INVESTMENTS (Cost - $195,091)	195,091

	TOTAL INVESTMENTS - 97.9% (Cost - $5,530,710) (a)	$5,518,362
	LIABILITIES LESS OTHER ASSETS - 2.1%	(6,137)
	NET ASSETS - 100.0%	$5,512,225

^	Rate shown represents the rate at September 30, 2015, is subject to change and resets daily.

+	Illiquid security. Total illiquid securities represent 53.2% of net assets as of September 30, 2015.

#	Market Value estimated using Fair Valuation Procedures adopted by the Board of Trustees. Total of such securities is $2,931,977 or 53.2% of net assets.

*	Investments in Public Non-Traded Real Estate Investment Trusts and Business Development Companies which are sponsored, organized or managed by AR Capital, LLC, an affiliate of the Sub-Adviser.

REIT - Real Estate Investment Trust

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $5,530,710 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$35,803
Unrealized depreciation:	(48,151)
Net unrealized depreciation:	$(12,348)

See accompanying notes to financial statements.

American Real Estate Income Fund
Statement Of Assets and Liabilities (Unaudited)
September 30, 2015

ASSETS
Investment securities:
At cost	$5,530,710
At value	$5,518,362
Interest receivable	41,418
Receivable due from Adviser	52,709
Receivable for Fund shares sold	28,494
Prepaid expenses and other assets	8,475
TOTAL ASSETS	5,649,458

LIABILITIES
Shareholder servicing fees payable	1,118
Payable for administration fees	4,361
Payable for fund accounting fees	2,082
Payable to transfer agent	1,132
Trustee fees	43,338
Accrued expenses and other liabilities	85,202
TOTAL LIABILITIES	137,233
NET ASSETS	$5,512,225

NET ASSETS CONSIST OF:
Paid in capital	$5,333,223
Distribution in excess of net investment income	(41,462)
Accumulated net realized gain from investments	232,812
Net unrealized appreciation on investments	(12,348)
NET ASSETS	$5,512,225

NET ASSET VALUE PER SHARE:
Net Assets	$5,512,225
Shares of beneficial interest outstanding [$0 par value, 100,000,000 shares authorized]	529,344
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.41
Maximum offering price per share (maximum sales charge of 6.00%)	$11.07

See accompanying notes to financial statements.

American Real Estate Income Fund
Statement of Operations (Unaudited)
For the Six Months Ended September 30, 2015

INVESTMENT INCOME
Dividends	$75,084
Interest	29
TOTAL INVESTMENT INCOME	75,113

EXPENSES
Trustees fees and expenses	42,617
Offering costs	37,816
Legal fees	37,603
Registration fees	31,510
Investment advisory fees	30,744
Professional fees	20,858
Compliance officer fees	19,054
Administrative services fees	17,548
Insurance expense	13,826
Accounting services fees	12,534
Transfer agent fees	10,027
Audit fees	9,776
Shareholder servicing	6,987
Printing and postage expenses	5,014
Custodian fees	3,008
Other expenses	2,507
TOTAL EXPENSES	301,429

Less: Fees waived/reimbursed by the Adviser	(231,588)

NET EXPENSES	69,841

NET INVESTMENT INCOME	5,272

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments	20,113
Net realized gain	20,113
Net change in unrealized depreciation of:
Investments	(241,911)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(221,798)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(216,526)

See accompanying notes to financial statements.

American Real Estate Income Fund
Statement of Changes in Net Assets (Unaudited)

	Six Months Ended	Period Ended
	September 30, 2015	March 31, 2015 (1)
	(Unaudited)
FROM OPERATIONS
Net investment income (loss)	$5,272	$(7,451)
Net realized gain from investments	20,113	308,782
Net change in unrealized appreciation (depreciation) on investments	(241,911)	229,563
Net increase (decrease) in net assets resulting from operations	(216,526)	530,894

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(46,734)	(88,632)
Net decrease in net assets resulting from distributions to shareholders	(46,734)	(88,632)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	28,494	5,042,064
Net asset value of shares issued in reinvestment of distributions	46,734	88,632
Net increase in net assets from shares of beneficial interest	75,228	5,130,696

Contribution of Capital from Adviser	—	27,299

NET INCREASE (DECREASE) IN NET ASSETS	(188,032)	5,600,257

NET ASSETS
Beginning of Year/Period	5,700,257	100,000
End of Period*	$5,512,225	$5,700,257
* Distribution in excess of net investment income:	$(41,462)	$—

SHARE ACTIVITY
Shares Sold	2,737	503,963
Shares Reinvested	4,438	8,206
Net increase in shares of beneficial interest outstanding	7,175	512,169

(1)	Inception of the Fund is May 5, 2014; the commencement of operations and start of performance is October 1, 2014.

See accompanying notes to financial statements.

American Real Estate Income Fund
Statement of Cash Flows (Unaudited)
For the Six Months Ended September 30, 2015

Cash flows from operating activities:
Net decrease in net assets resulting from operations	$(216,526)
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(1,963,489)
Purchase of short term investments, net	226,068
Proceeds from sales of investments	1,368,070
Net realized gain from investments	(20,113)
Return of capital and capital gain distribution from REITs	136,525
Net change in unrealized appreciation (depreciation) from investments	241,911

Changes in assets and liabilities (Increase)/Decrease in assets:
Receivable from Investment Adviser	199,080
Interest Receivable	(342)
Deferred offering costs	37,816
Receivable for Fund Shares Sold	(28,494)
Prepaid Expenses and Other Assets	27,656
Increase/(Decrease) in liabilities:
Payable for administration fees	1,770
Payable for fund accounting fees	33
Trustee fees	32,328
Payable to transfer agent	(190)
Shareholder servicing fees payable	(125)
Accrued expenses and other liabilities	(70,472)
Net cash used in operating activities	(28,494)

Cash flows from financing activities:
Proceeds from shares sold	28,494
Net cash provided by financing activities	28,494

Net decrease in cash	—
Cash at beginning of period	—
Cash at end of period	$—

Supplemental disclosure of non-cash activity:
Non-cash financing activities not including herein consists of reinvestment of dividends	$46,734

See accompanying notes to financial statements.

American Real Estate Income Fund
Financial Highlights
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Six Months Ended	Period Ended
	September 30, 2015	March 31, 2015 (1)
	(Unaudited)

Net asset value, beginning of period	$10.92	$10.00
Activity from investment operations:
Net investment loss (2)	0.01	(0.01)
Net realized and unrealized gain (loss) on investments	(0.43)	1.10
Total from investment operations	(0.42)	1.09
Less distributions from:
Net investment income	(0.09)	(0.17)
Total distributions	(0.09)	(0.17)
Net asset value, end of period	$10.41	$10.92
Total return (3,4)	(3.86)%	10.95	% (7)
Net assets, at end of period (000s)	$5,512	$5,700
Ratio of gross expenses to average net assets (5,6)	10.79%	29.65%
Ratio of net expenses to average net assets (5)	2.50%	2.50%
Ratio of net investment income to average net assets (5)	0.19%	(0.27)%
Portfolio Turnover Rate (4)	26%	66%

(1)	Inception of the Fund is May 5, 2014; the commencement of operations and start of performance is October 1, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees. If the Adviser did not reimburse/waive Fund expenses, total return would have been lower.

(4)	Not annualized.

(5)	Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(7)	Had the Adviser not made a capital contribution, total return would have been 10.34% (Note 5).

See accompanying notes to financial statements.

American Real Estate Income Fund
Notes to Financial Statements (Unaudited)
September 30, 2015

1.	ORGANIZATION

American Real Estate Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund was organized as a Delaware statutory trust on March 23, 2011, and did not have any operations from that date until January 3, 2014, other than those relating to organizational matters and registration of its shares under applicable securities law. The Funds inception date is May 5, 2014, and commencement of operations is October 1, 2014. The Fund’s investment objective is to generate income with capital appreciation as a secondary objective. The Fund will pursue this objective through an investment strategy that concentrates on investments in the real estate industry.

SEL Asset Management, LLC (the “Adviser”) serves as the Fund’s investment adviser and National Fund Advisors, LLC (the “Sub-Adviser”) serves as the Fund’s investment sub-adviser.

The Fund will engage in a continuous offering, up to a maximum of 100 million shares of beneficial interest, and will operate as an interval fund that will offer to make quarterly repurchases of shares at the Fund’s net asset value (“NAV”). The Fund’s initial offering price was $10.00 per share. The shares are offered subject to a maximum sales charge of 6.00% of the offering price. AR Capital, LLC, an affiliate of the Sub-Adviser, initially capitalized the Fund on January 3, 2014 at $10.00 per share. The sales charge was waived in the initial funding.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean of the closing bid and asked prices for the day of valuation.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s fair value team using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV and those differences could be material.

The Fund invests in some securities which are not traded and the fair value team has established a methodology for fair value of each type of security. Generally, REITs are publicly registered but not traded. When the REIT is in the public offering period, the Fund values the REIT at cost. The Fund generally purchases REITs at net asset value (“NAV”) or without a commission. However, start-up REITs amortize a significant portion of their start-up costs and therefore potentially carry additional risks that may impact valuation should a REIT be unable to raise sufficient capital and execute its business plan. As such, start-up REITs pose a greater risk than seasoned REITs because if they encounter going concern issues, they may see significant deviation in value from the fair value, cost basis approach as represented. Management is not aware of any information which would cause a change in cost basis valuation methodology currently being utilized for non-traded REITs in their offering period. Once a REIT closes to new investments, the Fund values the security based on the movement of an appropriate market index or traded comparable until the REIT issues an updated market valuation. Additionally, certain other non-publicly traded investments, including non-publicly traded business development companies, held by the Fund are valued based on the movement of an appropriate benchmark or company provided market valuation. The private investments are monitored for any independent audits of the security or impairments reported on the potential value of the security and the

American Real Estate Income Fund
Notes to Financial Statements (Unaudited) (Continued)
September 30, 2015

fair value is generally adjusted for depreciation in the case of hard assets. The Valuation Committee will meet frequently to discuss the valuation methodology and will adjust the value of a security if there is a public update to such valuation.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2015, for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$2,391,294	$—	$—	$2,391,294
Public Non-Traded Business Development Company	—	—	223,000	223,000
Public Non-Traded Real Estate Investment Trusts	—	—	2,708,977	2,708,977
Short-Term Investments	195,091	—	—	195,091
Total Assets	$2,586,385	$—	$2,931,977	$5,518,362

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the period.

American Real Estate Income Fund
Notes to Financial Statements (Unaudited) (Continued)
September 30, 2015

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Public Non-Traded Business	Public Non-Traded
	Development Company	REIT
Beginning Balance	$153,000	$1,991,501
Total realized gain/(loss)	—	—
Appreciation/(depreciation)	—	(8,524)
Cost of Purchases	70,000	726,000
Proceeds from Sales & Return of Capital	—	—
Accrued Interest	—	—
Net transfers in/out of Level 3	—	—
Ending Balance	$223,000	$2,708,977

Quantitative disclosures of unobservable inputs and assumptions used by the Fund are set forth below.

Investment Type	Fair Value	Techniques	Unobservable Input
Public Non-Traded Business
Development Company	$223,000	Cost	N/A

Public Non-Traded REITs	$2,708,977	Cost	N/A
		Benchmarked

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed quarterly. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in real estate investment trusts (“REITs”) are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax year 2015 and 2016. The Fund identifies its major tax jurisdictions as U.S. federal, and foreign

American Real Estate Income Fund
Notes to Financial Statements (Unaudited) (Continued)
September 30, 2015

jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Redemption Fee – For shares held for less than 91 days, the Fund will deduct a 2% redemption fee from the redemption amount if the shares are sold pursuant to the Fund’s quarterly repurchase program. Shares held longest will be treated as being repurchased first and shares held shortest as being repurchased last. The redemption fee does not apply to shares that were acquired through reinvestment of distributions. Shares held for 91 days or more are not subject to the 2% fee. Redemption fees are paid to the Fund directly and are designed to offset costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading.

Indemnification – The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the six months ended September 30, 2015, amounted to $1,963,489 and $1,368,070, respectively.

4.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – The Adviser is entitled to receive a monthly fee equal to the annual rate of 1.10% of the Fund’s average daily net assets. For the six months ended September 30, 2015, the Adviser earned $30,744 in advisory fees.

Pursuant to a sub-advisory agreement between the Adviser and Sub-adviser, the Sub-Adviser is entitled to receive a monthly fee equal to the annual rate of 1.00% of the Fund’s average daily net assets attributable to that portion of the Fund’s portfolio that has been allocated to the Sub-Adviser by the Adviser. The Sub-Adviser’s fee will be paid by the Adviser out of the fee the Adviser receives from the Fund, and will not impact the Fund’s expenses.

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser has agreed contractually to waive its fees and to pay or absorb the direct, ordinary operating expenses of the Fund (including offering and organizational expenses, but excluding interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses), to the extent that they exceed 2.50% per annum of the Fund’s average daily net assets (the “Expense Limitation”) through June 10, 2016. In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed. Any waiver or reimbursement of fees by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which such waiver or reimbursement occurred; provided, however, that (i) the Fund is able to make such repayment without exceeding the Expense Limitation in place at the time the fees being repaid were waived, and (ii) such repayment is approved by the Board. The Adviser waived and or reimbursed expenses on the Fund for the six months ended September 30, 2015, in the amount of $231,588 which may be recaptured. The following amounts are subject to recapture by the Fund by the following dates:

3/31/2017	$328,395
3/31/2018	$740,280
3/31/2019	$231,588

The Fund has adopted a Shareholder Services Plan (the “Plan”). The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate not to exceed 0.25% of the average daily net asset value of the Fund and is paid to Realty Capital Securities, LLC (the “Distributor”), an affiliate of the Sub-Adviser.

American Real Estate Income Fund
Notes to Financial Statements (Unaudited) (Continued)
September 30, 2015

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the six months ended September 30, 2015, the Distributor received $1,505 in underwriting commissions for sales of shares, of which $80 was retained by the principal underwriter or other affiliated broker-dealers.

Trustees - Each Trustee who is not an interested person of the Fund or the Adviser will receive a yearly retainer of $30,000, plus $2,000 for each board or board committee meeting the Trustee attends in person and a per meeting fee of $750 for each meeting the Trustee attends virtually and $1,500 for each meeting the Trustee attends by telephone, as well as reimbursement for any reasonable expenses incurred attending the meetings to be paid at the end of each calendar quarter. In addition, the chairperson of the audit committee receives a retainer of $2,500 for attendance at each meeting of the audit committee. No “interested persons” who serve as Trustees of the Fund will receive any compensation for their services as Trustees. None of the executive officers receive compensation from the Fund.

Pursuant to an agreement with Vigilant Compliance, LLC (“Vigilant”), an employee of Vigilant serves as the Chief Compliance Officer and Chief Financial Officer of the Fund. For the provision of these services, Vigilant receives compensation for these services. For the six months ended September 30, 2015, the amounts accrued for payment to Vigilant for these services were $19,054 for Chief Compliance Officer and $20,858 for Chief Financial Officer. These amounts are shown in the Statement of Operations under “Compliance officer fees” and “Professional fees.”

Pursuant to a separate servicing agreement with RCS Advisory Services, LLC (“RCS”), the Administrator of the Fund and an affiliate of the Sub-Adviser and the Distributor, the Fund pays RCS customary fees for providing administration and fund accounting services to the Fund. RCS has entered into a contract with Gemini Fund Services (“GFS”) pursuant to which GFS serves as sub-administrator and provides sub-fund accounting services and performs many of the administrative services for the Trust. RCS pays Gemini from the fees received from the Fund. For the six months ended September 30, 2015, $30,082 was accrued for payment to RCS as shown in the Fund’s Statement of Operations under “Administration services fees” and “Accounting services fees.”

Pursuant to a separate servicing agreement with American National Stock Transfer, LLC (“ANST”), ANST serves as the Transfer Agent for the Fund and is an affiliate of the Sub-Adviser, the Distributor and the Administrator. ANST has entered into an agreement with GFS to serve as sub-transfer agent to the Fund. ANST pays Gemini from the fees received from the Fund. For the six months ended September 30, 2015, $10,027 was accrued for payment to ANST as shown in the Funds’ Statement of Operations under “Transfer agent fees.”

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the period ended March 31, 2015, was as follows:

Fiscal Period Ended
March 31, 2015
Ordinary Income	$88,632

As of March 31, 2015, the components of distributable earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$194,612	$18,087	$—	$—	$—	$229,563	$442,262

American Real Estate Income Fund
Notes to Financial Statements (Unaudited) (Continued)
September 30, 2015

Permanent book and tax differences, primarily attributable to the reclassification of net operating losses and ordinary income distributions, resulted in reclassification for the period ended March 31, 2015, as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$—	$96,083	$(96,083)

6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of September 30, 2015, AR Capital LLC, an affiliate of the Sub-Adviser, owned 48%, and RCS Capital Corp., owned 48% of the Fund and may be deemed to control the Fund.

7.	NEW ACCOUNTING PRONOUNCEMENTS

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)”. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

8.	SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. The Fund completed a quarterly repurchase offer on October 21, 2015, and no shares were tendered. Other than the quarterly repurchase previously stated, management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to the Fund. The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information. When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

●	Information the Fund receives from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

●	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about its current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law. For example, the Fund is permitted by law to disclose all of the information it collects, as described above, to its transfer agent to process your transactions. Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.

Adopted January 7, 2014

Investment Adviser
SEL Asset Management, LLC
1235 Westlakes Drive
Suite 295
Berwyn, Pennsylvania 19312

Investment Sub-Adviser
National Fund Advisors, LLC
405 Park Avenue
New York, NY 10022

Administrator
RCS Advisory Services, LLC
405 Park Avenue
New York, NY 10022

Proxy Voting Policy. Information regarding how the Fund votes proxies relating to portfolio securities for the most recent period ended June 30, as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-271-9244 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. A description of the policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Portfolio Holdings. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-271-9244.

This information is for use with concurrent or prior delivery of a Fund’s prospectus. An investor should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. Please read a Fund’s prospectus and/or summary prospectus carefully before investing. A copy of each Fund’s prospectus is available at www.arcincomefunds.com or by calling 1-866-271-9244.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Schedule of Investments.

See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holder.

None.

Item 11. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Real Estate Income Fund

By /s/ Edward M. Weil, Jr.

Edward M. Weil, Jr., President, Treasurer, Trustee and Chairman of the Board

Date 12/10/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Edward M. Weil, Jr.

Edward M. Weil, Jr., President, Treasurer, Trustee and Chairman of the Board

Date 12/10/15

By /s/ Gerard Scarpati

Gerard Scarpati, Chief Financial Officer

Date 12/10/15